CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock Series A Preferred Stock IDoc Virtual Telehealth Solutions, Inc	Preferred Stock Series A Preferred Stock DHAC	Preferred Stock Series A Preferred Stock	Common Stock Dominion VSee Note	Common Stock Dominion iDoc Note	Common Stock IDoc Virtual Telehealth Solutions, Inc	Common Stock This American Doc	Common Stock VSee Note	Common Stock Additional Bridge Notes	Common Stock Exchange Note	Common Stock	Additional Paid-In Capital Dominion VSee Note	Additional Paid-In Capital Dominion iDoc Note	Additional Paid-In Capital IDoc Virtual Telehealth Solutions, Inc	Additional Paid-In Capital DHAC	Additional Paid-In Capital This American Doc	Additional Paid-In Capital VSee Note	Additional Paid-In Capital Additional Bridge Notes	Additional Paid-In Capital Exchange Note	Additional Paid-In Capital	Accumulated Deficit This American Doc	Accumulated Deficit IDoc Virtual Telehealth Solutions, Inc	Accumulated Deficit	Non controlling Interest This American Doc	Non controlling Interest	Dominion VSee Note	Dominion iDoc Note	IDoc Virtual Telehealth Solutions, Inc	DHAC	IDoc Virtual Telehealth Solutions, Inc	VSee Note	Additional Bridge Notes	Exchange Note	Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																						$ (18,124)								$ (18,124)
Ending balance at Dec. 31, 2022											$ 464									$ 6,027,153			$ (5,666,895)		$ (362,755)									$ (2,033)
Ending balance (shares) at Dec. 31, 2022											4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																							(451,252)											(451,252)
Non-controlling interest																									(4,767)									(4,767)
Ending balance at Mar. 31, 2023											$ 464									6,027,153			(6,118,147)		(367,522)									(458,052)
Ending balance (shares) at Mar. 31, 2023											4,639,643
Beginning balance at Dec. 31, 2022											$ 464									6,027,153			(5,666,895)		(362,755)									(2,033)
Beginning balance (shares) at Dec. 31, 2022											4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																																		(986,908)
Non-controlling interest																																		3,727
Ending balance at Sep. 30, 2023											$ 464									6,027,153			(6,653,803)		(359,028)									(985,214)
Ending balance (shares) at Sep. 30, 2023											4,639,643
Beginning balance at Dec. 31, 2022											$ 464									6,027,153			(5,666,895)		(362,755)									(2,033)
Beginning balance (shares) at Dec. 31, 2022											4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																						$ (3,860,118)								$ (3,860,118)
Ending balance at Dec. 31, 2023											$ 464									6,027,153			(9,114,985)		(325,279)									(3,412,647)
Ending balance (shares) at Dec. 31, 2023											4,639,643
Beginning balance at Mar. 31, 2023											$ 464									6,027,153			(6,118,147)		(367,522)									(458,052)
Beginning balance (shares) at Mar. 31, 2023											4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																							(424,610)											(424,610)
Non-controlling interest																									(3,971)									(3,971)
Ending balance at Jun. 30, 2023											$ 464									6,027,153			(6,542,757)		(371,493)									(886,633)
Ending balance (shares) at Jun. 30, 2023											4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																							(111,046)											(111,046)
Non-controlling interest																									12,465									12,465
Ending balance at Sep. 30, 2023											$ 464									6,027,153			(6,653,803)		(359,028)									(985,214)
Ending balance (shares) at Sep. 30, 2023											4,639,643
Beginning balance at Dec. 31, 2023											$ 464									6,027,153			(9,114,985)		(325,279)									(3,412,647)
Beginning balance (shares) at Dec. 31, 2023											4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																							(2,811)											(2,811)
Non-controlling interest																									31,980									31,980
Ending balance at Mar. 31, 2024											$ 464									6,027,153			(9,117,796)		(293,299)									(3,383,478)
Ending balance (shares) at Mar. 31, 2024											4,639,643
Beginning balance at Dec. 31, 2023											$ 464									6,027,153			(9,114,985)		(325,279)									(3,412,647)
Beginning balance (shares) at Dec. 31, 2023											4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																																		(52,084,317)
Ending balance at Sep. 30, 2024			$ 1								$ 1,536									66,282,056			(61,524,581)											4,759,012
Ending balance (shares) at Sep. 30, 2024			6,158								15,362,278
Beginning balance at Mar. 31, 2024											$ 464									6,027,153			(9,117,796)		(293,299)									(3,383,478)
Beginning balance (shares) at Mar. 31, 2024											4,639,643
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																							(329,981)											(329,981)
Non-controlling interest																									$ (31,980)									(31,980)
Escrow shares released from stock payable											$ 24									127,686														127,710
Escrow shares released from stock payable (shares)											239,424
Shares for iDoc acquisition						$ 495	$ 36							$ 67,450,680		$ (36)					$ (325,279)							$ 67,451,175
Shares for iDoc acquisition (shares)						4,950,000	354,441
Shares issued to non-controlling interest holders																								$ 325,279
Shares issued in debt settlement or conversion				$ 30	$ 12			$ 1				$ 599,970	$ 227,988				$ 155,564									$ 600,000	$ 228,000				$ 155,565
Shares issued in debt settlement or conversion (shares)				300,000	114,000			12,846
Reverse recapitalization											$ 360									(17,381,804)														(17,381,444)
Reverse recapitalization (shares)											3,603,966
Shares issued as conversion of iDoc debt as part of the consideration in the acquisition						$ 59								1,184,941														1,185,000
Shares issued as conversion of iDoc debt as part of the consideration in the acquisition (shares)						592,500
Preferred shares issued to settle idoc debt as part of the consideration in the acquisition														$ 300,000	$ 1,268,000					220,000								$ 300,000	$ 1,268,000					220,000
Preferred shares issued to settle idoc debt as part of the consideration in the acquisition (shares)	300	1,268	220
Preferred shares issued as conversion of Underwriting Fee as contemplated by the business combination transaction			$ 1																	4,369,999														4,370,000
Preferred shares issued as conversion of Underwriting Fee as contemplated by the business combination transaction (shares)			4,370
Stock based compensation																				31,989														31,989
Ending balance at Jun. 30, 2024			$ 1								$ 1,481									64,582,130			(9,773,056)											54,810,556
Ending balance (shares) at Jun. 30, 2024			6,158								14,806,820
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																							(51,751,525)											(51,751,525)
Shares issued in debt settlement or conversion									$ 1	$ 21								$ 60,345	$ 664,769													$ 60,346	$ 664,790
Shares issued in debt settlement or conversion (shares)									14,199	213,759
Warrants and commitment shares issued in connection with the September 2024 Note											$ 10									(10)
Warrants and commitment shares issued in connection with the September 2024 Note (shares)											100,000
Shares issued as part of stock grants to vendors											$ 23									625,727														625,750
Shares issued as part of stock grants to vendors (shares)											227,500
Stock based compensation																				349,095														349,095
Ending balance at Sep. 30, 2024			$ 1								$ 1,536									$ 66,282,056			$ (61,524,581)											$ 4,759,012
Ending balance (shares) at Sep. 30, 2024			6,158								15,362,278